Commitments and Contingencies - Schedule of Future Minimum Lease Payments Due Under Noncancelable Operating Lease (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
2019	$ 5,434
2020	5,597
2021	5,765
2022	5,938
2023	6,116
Thereafter	27,516
Operating leases future minimum payments due	$ 56,366